UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212
(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: November 30,

Date of reporting period: November 30, 2017

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks All-Cap Core Fund

(Investor Class: CZOVX)

(Class C: CZOCX)

Zacks Market Neutral Fund

(Investor Class: ZMNVX)

(Institutional Class: ZMNIX)

Zacks Small-Cap Core Fund

(Investor Class: ZSCCX)

(Institutional Class: ZSCIX)

Zacks Dividend Fund

(Investor Class: ZDIVX)

(Institutional Class: ZDIIX)

ANNUAL REPORT

NOVEMBER 30, 2017

Zacks Funds

Each a series of Investment Managers Series Trust

Table of Contents

Shareholder Letter	1
Fund Performance	5
Schedules of Investments	10
Statements of Assets and Liabilities	34
Statements of Operations	36
Statements of Changes in Net Assets	38
Statement of Cash Flows	42
Financial Highlights	43
Notes to Financial Statements	51
Report of Independent Registered Public Accounting Firm	61
Supplemental Information	62
Expense Examples	70

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zacks Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

www.zacksfunds.com

Dear Shareholders:

We are pleased to provide the Annual Report for the following Funds for the one-year period ending November 30, 2017:

•	Zacks All-Cap Core Fund
•	Zacks Market Neutral Fund
•	Zacks Small-Cap Core Fund
•	Zacks Dividend Fund

The firm maintained its core investment methodology mining earnings estimate revisions data seeking to drive returns in excess of each fund's equivalent benchmark.

All-Cap Core Fund

The Zacks All-Cap Core Fund Investor Class returned 22.93% for the one year period ending November 30, 2017, outperforming the Russell 3000 which returned 22.27% for the same period.

While both stock selection and sector allocation contributed positively, stock selection carried the bulk of it. Stock selection worked well in most of the sectors. Stock selection was prominent in the Consumer Discretionary, Financials, Industrials, Energy and Utilities sectors. Some of the best performing stocks included Planet Fitness, Best Buy, Caterpillar, Universal Display, Amazon, Micron, and Blackrock among many others.

Performance varied considerably across sectors. For example, the best performing sector, the Russell 3000 Information Technology Sector, had a return of 36.89% while the worst performing sector, the Russell 3000 Energy, fell by 2.04%. In fact, while the Russell 3000 rose by 21.13% there were more than one sector with negative returns namely Energy and Telecom Services. Our Industry Models worked well this year. We were correctly overweight Technology by about 5% while we were underweight Energy by about 2% and underweight the Telecom Services sector by about 1%. Similarly, we were underweight the Real Estate Sectors by about 2% while the Russell 3000 Real Estate Sectors underperformed the index by wide margins.

For the calendar year 2017, growth indexes bested the values index by wide margins across all cap categories. The Russell 1000 Growth Index was up by 30.21% while the Russell 1000 Value Index was up by 13.66%. Similarly, the Russell 2000 Growth Index was up 22.17% while the Russell 2000 Value Index was up 7.84%. On the other hand the Russell 1000 Index was up 21.68% while the Russell 2000 index was up 14.65% underperforming by 7%. Both of these observations are in sharp contrast with what the market pundits forecasted after the presidential election in November 2016. The general consensus was that value would outperform growth, and small cap would outperform large cap. The reason we are highlighting this is that we don’t make overriding macro calls but let the company’s actual financial result and estimate tell us which Industry to be overweight and underweight. Our process has served our investors well over the last 20 years through multiple cycles, and we will continue to follow our process in a rigorous and disciplined way while we continually seek to fine tune our processes.

Market Neutral Fund

The Zacks Market Neutral Investor Class fund underperformed its equivalent benchmarks returning negative 2.41%, for the one year period ending November 30, 2017, versus the Citigroup 3-Month T-Bill which returned 0.77%.

The loss mainly came from the two quarters following the presidential election, while the last two quarters of the year delivered a positive gain to slightly offset the loss. It was a disappointing year for the Fund’s strategy as we were unable to adapt to the structural change in the market. The large cap stocks outperformed the value stocks, to which the Fund’s strategy was tilted at the beginning of the year, which became the major factor for the loss. Meanwhile, the small cap value stocks also underperformed their growth counterparts, leading to a loss in this segment. Multiple take-overs in our short sides significantly detracting from performance at the beginning of the year.

Zacks Small-Cap Core Fund

The Zacks Small-Cap Core Investor Class fund returned 22.41% for the one year period ending November 30, 2017, outperforming the Russell 2000 Index which returned 18.34%.

Corporate profit and employment growth in the US came in strong during the quarter. The comprehensive tax reform law passed by the Congress was seen by the markets to boost corporate earnings and stimulate the US economy further. Also, the Federal Reserve raised the interest rates and expectations for future monetary tightening. These events created a positive market environment in which investors are increasing their exposure to perceived winners from the tax reform and decreasing their exposure to perceived losers.

In the small cap space, Consumer Discretionary, and Industrials outperformed. Technology, Financials, and Health Care underperformed. Our overweight to industrial stocks and underweight to Health Care stocks helped the relative performance. By contrast our overweight to underperforming Technology stocks hurt the relative performance.

If the domestic oriented fiscal policies are implemented in the future in a manner that accelerates U.S. economic growth, then growth-sensitive small-cap stocks could continue to see strong gains, with small-cap stocks reaping the benefits of investors maintaining a high appetite for risk. This could lead to attractive relative returns for small-cap stocks looking forward.

Zacks Dividend Fund

The Zacks Dividend Fund Investor Class returned 17.58% for the one year period ending November 2017, outperforming the Russell 1000 Value Index which returned 14.83%.

Strong global and domestic economic growth, combined with strengthening commodity prices, strong corporate profit profits and employment growth, the recently passed tax bill, and the Federal Reserve’s decision to raise interest rates all supported positive market momentum.

In the large value space, Financials, Energy, Materials, and Technology outperformed over the quarter. Utilities, Industrials, and Health Care underperformed. Our overweight in Technology and underweight in Utilities helped the relative performance. Our overweight in Health Care hurt the relative performance.

If favorable fiscal policies are implemented in the future in a way that avoids runaway inflation, allowing the Federal Reserve to maintain its measured approach to raising interest rates, and US and global economic growth maintain their current momentum, then the market should do well in the coming months. We believe the strategy should continue to produce attractive returns.

Conclusion

The overall U.S. financial market backdrop remains positive. Valuations remain attractive for stocks, the world economy appears headed toward more growth and risks from event-driven politics appear to be nominal. We remain bullish on U.S. equities in 2018 as they remain attractive relative to bonds.

Sincerely,

Ben Zacks	Mitchell Zacks
Portfolio Co-Manager	Portfolio Co-Manager
Zacks Funds	Zacks Funds

The views in this letter were as of November 30th and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the fund’s investment methodology and do not constitute investment advice.

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments.

Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk. As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short. There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price. The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information. In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Zacks All-Cap Core Fund

FUND PERFORMANCE at November 30, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares with a similar investment in the Russell 3000 Index during the periods shown. The performance graph above is shown for the Fund’s Investor Class shares, Class C shares performance may vary. Results include the reinvestment of all dividends and capital gain.

The Russell 3000 Index is a broad representation of the U.S. equity market. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2017	1 Year	5 Years	10 Years
Before deducting maximum sales charge
Investor Class	22.93%	13.27%	6.35%
Class C1	22.03%	12.41%	5.56%
After deducting maximum sales charge
Class C1	21.03%	12.41%	5.56%
Russell 3000 Index	22.27%	15.63%	8.43%
¹	Class C shares are subject to a Contingent Deferred Sales Charge of 1.00% on any shares sold within 12 months of owning them and 0.50% during months 13-18.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.67% and 1.62%, respectively, and for Class C shares were 2.42% and 2.37%, respectively, which were the amounts stated in the current summary prospectus dated April 1, 2017. For the Fund’s most current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.55% and 2.30% of the average daily net assets for Investor Class shares and Class C shares of the Fund, respectively. This agreement is in effect until March 31, 2020 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Market Neutral Fund

FUND PERFORMANCE at November 30, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the FTSE 3 Month T-Bill Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The FTSE 3 Month T-Bill Index consists of equal dollar amounts of three-months Treasury bills that are purchased at the beginning of each of three consecutive months. As of each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2017	1 Year	5 Years	Since Inception	Inception Date
Investor Class	-2.41%	0.72%	-0.54%	07/24/08
Institutional Class	-2.12%	0.18%	-1.16%	07/24/08
FTSE 3 Month T-Bill Index	0.77%	0.23%	0.23%	07/24/08

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 4.95% and 4.31%, respectively, and for Institutional Class shares were 4.70% and 4.06%, respectively, which were the amounts stated in the current prospectus dated April 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.65% and 1.40% of the average daily net assets for Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2020 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Small-Cap Core Fund

FUND PERFORMANCE at November 30, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 2000 Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include reinvestment of all dividends and capital gains.

The Russell 2000 Index measures the performance of the small-cap value segment of the U.S. equity universe. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2017	1 Year	5 Years	Since Inception	Inception Date
Investor Class	22.41%	16.98%	14.47%	06/30/11
Institutional Class[1]	22.67%	17.30%	14.77%	02/28/14
Russell 2000 Index	18.34%	15.02%	11.75%	06/30/11
[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.64% and 1.39%, respectively, and for Institutional Class shares were 1.39% and 1.14%, respectively, which were the amounts stated in the current prospectus dated April 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.39% and 1.14% of the average daily net assets of the Investor Class, and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2020 and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks Dividend Fund

FUND PERFORMANCE at November 30, 2017 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund’s Investor Class shares, made at its inception, with a similar investment in the Russell 1000 Value Index. The performance graph above is shown for the Fund’s Investor Class shares, Institutional Class shares performance may vary. Results include the reinvestment of all dividends and capital gains.

The Russell 1000 Value Index is a subset of the Russell 3000 Index. The Russell 1000 Value Index (maintained by the Russell Investment Group) comprises over 90% of the total market capitalization of all listed U.S. stocks, and is considered a bellwether index for large cap investing. The index does not reflect expenses, fees or sales charge, which would lower performance. The index is unmanaged and it is not possible to invest in an index.

Average Annual Total Return as of November 30, 2017	1 Year	Since Inception	Inception Date
Investor Class	17.58%	10.80%	01/31/14
Institutional Class[1]	17.84%	11.07%	01/31/17
Russell 1000 Value Index	14.83%	10.92%	01/31/14
[1]	The performance figures for Institutional Class shares include the performance of the Investor Class shares for the periods prior to the inception date of Institutional Class shares. Investor Class shares impose higher expenses than that of Institutional Class shares.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted and may be obtained by calling (888) 453-4003.

Gross and net expense ratios for Investor Class shares were 1.95% and 1.30%, respectively, and for the Institutional Class shares were 1.70% and 1.05%, respectively, which were the amounts stated in the current prospectus dated April 1, 2017. For the Fund’s current one year expense ratios, please refer to the Financial Highlights section of this report. The Fund’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses do not exceed 1.30% and 1.05% of the average daily net assets for Investor Class shares and Institutional Class shares of the Fund, respectively. This agreement is in effect until March 31, 2020, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the Fund’s returns would have been lower.

Zacks Dividend Fund

FUND PERFORMANCE at November 30, 2017 (Unaudited) – Continued

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Shares redeemed within 30 days of purchase will be charged a 2.00% redemption fee.

Zacks All-Cap Core Fund

Schedule of Investments

As of November 30, 2017

Number of Shares		Value

	Common Stocks – 98.8%
	Basic Materials – 3.3%
3,512	Carpenter Technology Corp.	$173,598
3,937	Celanese Corp.	422,204
9,126	DowDuPont, Inc.	656,707
5,108	Potash Corp. of Saskatchewan, Inc.[1]	100,372
		1,352,881
	Communications – 15.5%
575	Alphabet, Inc. - Class A*	595,798
419	Alphabet, Inc. - Class C*	427,971
575	Amazon.com, Inc.*	676,631
9,875	Ciena Corp.*	214,781
16,031	Cisco Systems, Inc.	597,956
13,335	eBay, Inc.*	462,325
5,230	Facebook, Inc. - Class A*	926,652
6,455	NICE Ltd. - ADR[1]	564,877
4,044	Proofpoint, Inc.*	364,162
9,292	Symantec Corp.	269,189
6,425	T-Mobile US, Inc.*	392,375
4,363	Time Warner, Inc.	399,258
4,256	Walt Disney Co.	446,114
		6,338,089
	Consumer, Cyclical – 9.3%
4,388	Best Buy Co., Inc.	261,569
610	Churchill Downs, Inc.	143,350
4,469	Fastenal Co.	234,131
6,313	General Motors Co.	272,027
1,596	Hasbro, Inc.	148,460
5,604	Home Depot, Inc.	1,007,711
1,809	Marriott International, Inc. - Class A	229,743
4,079	Planet Fitness, Inc. - Class A*	132,037
3,299	Ralph Lauren Corp.	313,900
10,108	Starbucks Corp.	584,445
852	Vail Resorts, Inc.	191,836
1,807	WABCO Holdings, Inc.*	270,056
		3,789,265
	Consumer, Non-cyclical – 21.2%
2,554	Amgen, Inc.	448,636
12,768	Baxter International, Inc.	836,687
1,596	Biogen, Inc.*	514,183
6,633	Colgate-Palmolive Co.	480,561
1,703	Danaher Corp.	160,695
2,377	Edwards Lifesciences Corp.*	278,584
2,586	Euronet Worldwide, Inc.*	236,231

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
4,895	Hershey Co.	$543,002
5,108	Johnson & Johnson	711,698
1,308	Laboratory Corp. of America Holdings*	207,017
9,860	Merck & Co., Inc.	544,962
7,164	PepsiCo, Inc.	834,749
7,271	Pfizer, Inc.	263,647
9,009	Procter & Gamble Co.	810,720
1,100	Thermo Fisher Scientific, Inc.	212,036
4,172	Tyson Foods, Inc. - Class A	343,147
3,522	Unilever N.V.[1]	203,360
4,469	UnitedHealth Group, Inc.	1,019,692
		8,649,607
	Energy – 4.8%
6,703	Chevron Corp.	797,590
2,100	Diamondback Energy, Inc.*	229,551
3,795	Exxon Mobil Corp.	316,086
9,009	Royal Dutch Shell PLC - Class B - ADR[1]	594,053
		1,937,280
	Financial – 14.6%
3,618	American Express Co.	353,515
28,656	Bank of America Corp.	807,240
1,242	BlackRock, Inc.	622,478
22,131	Citizens Financial Group, Inc.	900,732
3,086	Crown Castle International Corp. - REIT	348,718
11,917	Hartford Financial Services Group, Inc.	684,512
9,647	Hospitality Properties Trust - REIT	289,314
5,515	Intercontinental Exchange, Inc.	394,047
6,739	JPMorgan Chase & Co.	704,360
5,498	Marsh & McLennan Cos., Inc.	461,447
10,782	Senior Housing Properties Trust - REIT	206,475
1,490	Travelers Cos., Inc.	201,999
		5,974,837
	Industrial – 14.3%
5,817	A.O. Smith Corp.	368,914
3,121	Caterpillar, Inc.	440,529
2,170	Eagle Materials, Inc.	242,888
2,696	FedEx Corp.	624,016
6,703	Granite Construction, Inc.	444,878
4,239	Heartland Express, Inc.	96,819
5,108	Honeywell International, Inc.	796,644
4,753	National Instruments Corp.	208,894
3,547	OSI Systems, Inc.*	307,383

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Industrial (Continued)
3,689	Raytheon Co.	$705,153
7,129	Republic Services, Inc.	462,957
1,348	Rockwell Automation, Inc.	260,272
1,840	Universal Display Corp.	333,040
2,589	Woodward, Inc.	200,259
4,788	Xylem, Inc.	332,000
		5,824,646
	Technology – 12.4%
2,385	Accenture PLC - Class A1	353,004
4,044	Apple, Inc.	694,961
14,293	Fortinet, Inc.*	601,164
14,541	Intel Corp.	652,018
2,612	Lam Research Corp.	502,366
4,505	Microchip Technology, Inc.	391,890
15,797	Micron Technology, Inc.*	669,635
7,945	Microsoft Corp.	668,731
1,422	NetApp, Inc.	80,357
3,795	SAP S.E. - ADR[1]	430,163
		5,044,289
	Utilities – 3.4%
2,767	American Electric Power Co., Inc.	214,802
4,079	American States Water Co.	235,318
14,790	California Water Service Group	674,424
2,238	Hawaiian Electric Industries, Inc.	85,827
6,987	NiSource, Inc.	192,352
		1,402,723
	Total Common Stocks (Cost $29,213,882)	40,313,617

Principal Amount

	Short-Term Investments – 1.2%
$501,230	UMB Money Market Fiduciary, 0.01%[2]	501,230

	Total Short-Term Investments (Cost $501,230)	501,230

	Total Investments – 100.0% (Cost $29,715,112)	40,814,847
	Other Assets in Excess of Liabilities – 0.0%	17,846

	Total Net Assets – 100.0%	$40,832,693

Zacks All-Cap Core Fund

Schedule of Investments – Continued

As of November 30, 2017

ADR – American Depository Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer, Non-cyclical	21.2%
Communications	15.5%
Financial	14.6%
Industrial	14.3%
Technology	12.4%
Consumer, Cyclical	9.3%
Energy	4.8%
Utilities	3.4%
Basic Materials	3.3%
Total Common Stocks	98.8%
Short-Term Investments	1.2%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

Schedule of Investments

As of November 30, 2017

Number of Shares		Value

	Common Stocks – 104.4%
	Basic Materials – 3.9%
870	Air Products & Chemicals, Inc.	$141,845
2,349	Ashland Global Holdings, Inc.[1]	173,779
4,312	Century Aluminum Co.*	57,134
6,446	Landec Corp.*	80,575
12,635	Rayonier Advanced Materials, Inc.[1]	237,412
1,857	RPM International, Inc.	98,365
		789,110
	Communications – 8.7%
2,838	AMC Networks, Inc. - Class A* 1	146,270
7,561	Discovery Communications, Inc. - Class C* 1	136,703
1,676	F5 Networks, Inc.* 1	224,919
2,156	InterDigital, Inc.	164,072
12,960	Lands' End, Inc.*	158,112
9,183	NIC, Inc.	152,438
5,005	Sinclair Broadcast Group, Inc. - Class A1	170,420
5,947	Telephone & Data Systems, Inc.[1]	164,672
1,678	VeriSign, Inc.* 1	193,138
6,046	Viacom, Inc. - Class B1	171,223
27,786	Windstream Holdings, Inc.	73,077
		1,755,044
	Consumer, Cyclical – 13.4%
4,874	Allison Transmission Holdings, Inc.[1]	200,029
13,474	Caesars Entertainment Corp.* 1	178,530
5,573	Conn's, Inc.* 1	172,206
1,000	CVS Health Corp.	76,600
2,555	Deckers Outdoor Corp.* 1	190,935
3,733	Fastenal Co.[1]	195,572
14,819	Ford Motor Co.[1]	185,534
1,024	Home Depot, Inc.[1]	184,136
2,472	Lowe's Cos., Inc.[1]	206,091
8,830	Manchester United PLC - Class A1, 2	184,105
4,425	PetMed Express, Inc.[1]	174,124
5,932	PulteGroup, Inc.[1]	202,459
10,368	Reading International, Inc. - Class A* 1	165,577
7,360	Shoe Carnival, Inc.[1]	197,101
2,794	Tupperware Brands Corp.[1]	176,357
		2,689,356
	Consumer, Non-cyclical – 18.8%
4,563	Aaron's, Inc.[1]	172,116
12,117	ACCO Brands Corp.* 1	159,338
17,128	Adaptimmune Therapeutics PLC - ADR* 2	141,820
8,232	AMAG Pharmaceuticals, Inc.*	114,836

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
841	AmerisourceBergen Corp.[1]	$71,334
5,718	Ascent Capital Group, Inc. - Class A*	68,845
2,776	Avis Budget Group, Inc.*	105,766
3,313	Church & Dwight Co., Inc.[1]	156,009
22,367	Everi Holdings, Inc.* 1	182,291
4,007	Exelixis, Inc.* 1	108,509
883	Express Scripts Holding Co.*	57,554
3,096	Hologic, Inc.* 1	129,165
21,774	ImmunoGen, Inc.*	138,265
863	Insperity, Inc.[1]	101,748
6,965	Kroger Co.[1]	180,115
2,721	Live Nation Entertainment, Inc.* 1	123,479
17,425	NewLink Genetics Corp.*	152,817
3,583	Nomad Foods Ltd.* 2	58,869
23,997	OncoMed Pharmaceuticals, Inc.*	119,025
13,440	Rent-A-Center, Inc.	151,066
12,798	RPX Corp.[1]	168,806
12,069	Seres Therapeutics, Inc.* 1	126,724
5,046	Service Corp. International[1]	186,450
4,054	SP Plus Corp.* 1	158,917
3,111	Sysco Corp.[1]	179,598
5,384	Triple-S Management Corp. - Class B* 2	153,013
4,387	TrueBlue, Inc.*	124,810
919	WellCare Health Plans, Inc.* 1	195,738
		3,787,023
	Energy – 4.7%
1,544	Baker Hughes a GE Co.	45,903
3,537	Cabot Oil & Gas Corp.	102,396
7,580	Crescent Point Energy Corp.[2]	55,258
736	Exxon Mobil Corp.	61,301
12,164	NOW, Inc.* 1	125,533
16,850	QEP Resources, Inc.*	162,771
16,031	Southwestern Energy Co.*	101,957
10,085	SunCoke Energy, Inc.*	114,868
8,327	Viper Energy Partners LP1	174,701
		944,688
	Financial – 25.8%
1,261	Ameriprise Financial, Inc.[1]	205,833
19,131	Bancorp, Inc.* 1	184,997
7,612	CNO Financial Group, Inc.[1]	191,899
1,618	Consolidated-Tomoka Land Co.	99,232
623	Credit Acceptance Corp.* 1	188,707

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Financial (Continued)
18,557	DDR Corp. - REIT	$141,590
3,502	Eaton Vance Corp.[1]	193,591
3,891	Farmers Capital Bank Corp.[1]	160,309
3,877	First American Financial Corp.[1]	215,522
2,249	FirstService Corp.[2]	153,134
3,048	Hartford Financial Services Group, Inc.[1]	175,077
7,332	Hilltop Holdings, Inc.[1]	182,347
8,247	Host Hotels & Resorts, Inc. - REIT[1]	163,208
713	Jones Lang LaSalle, Inc.	108,725
1,891	JPMorgan Chase & Co.[1]	197,647
1,154	Lincoln National Corp.	88,339
5,698	MGM Growth Properties LLC - Class A - REIT[1]	166,837
15,265	OFG Bancorp[1,2]	149,597
8,183	Old Republic International Corp.[1]	171,598
3,125	Principal Financial Group, Inc.[1]	221,219
1,458	Prudential Financial, Inc.	168,895
1,311	PS Business Parks, Inc. - REIT[1]	173,786
5,208	Realogy Holdings Corp.[1]	145,355
7,164	Sierra Bancorp[1]	200,305
1,025	Simon Property Group, Inc. - REIT[1]	165,794
1,940	State Street Corp.[1]	184,979
4,084	Sun Life Financial, Inc.[2]	161,481
3,534	Synchrony Financial	126,835
3,165	Urstadt Biddle Properties, Inc. - REIT	75,074
1,172	Visa, Inc. - Class A	131,956
1,712	Wells Fargo & Co.	96,677
8,391	Xenia Hotels & Resorts, Inc. - REIT[1]	184,518
		5,175,063
	Industrial – 15.5%
2,891	American Outdoor Brands Corp.*	40,561
8,407	Ampco-Pittsburgh Corp.	120,220
679	Amphenol Corp. - Class A	61,511
2,845	Applied Industrial Technologies, Inc.[1]	181,938
6,178	ArcBest Corp.[1]	233,837
6,958	Arconic, Inc.[1]	171,236
2,589	C.H. Robinson Worldwide, Inc.[1]	224,337
421	Crane Co.	35,941
2,818	Donaldson Co., Inc.[1]	140,618
7,206	Electro Scientific Industries, Inc.* 1	172,440
1,239	EnerSys	85,603
584	IDEX Corp.	79,173
5,250	Jabil, Inc.[1]	151,462
1,291	Kadant, Inc.	132,069

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Industrial (Continued)
5,942	KBR, Inc.	$111,412
1,910	Landstar System, Inc.[1]	197,112
3,808	Silgan Holdings, Inc.	109,975
1,391	SYNNEX Corp.[1]	189,454
1,678	Tech Data Corp.* 1	162,263
3,585	Terex Corp.	167,635
9,349	USA Truck, Inc.*	175,013
7,961	Vishay Intertechnology, Inc.[1]	174,346
		3,118,156
	Technology – 9.3%
2,562	Activision Blizzard, Inc.[1]	159,869
618	Adobe Systems, Inc.* 1	112,149
1,266	ANSYS, Inc.* 1	187,609
3,532	Black Knight, Inc.*	158,587
4,865	Bottomline Technologies de, Inc.*	162,150
4,755	Convergys Corp.	117,353
4,392	Insight Enterprises, Inc.*	171,288
3,583	Maxim Integrated Products, Inc.[1]	187,498
1,282	MicroStrategy, Inc. - Class A* 1	175,326
3,896	NCR Corp.* 1	121,906
4,376	Synaptics, Inc.* 1	165,150
3,815	Teradyne, Inc.[1]	154,393
		1,873,278
	Utilities – 4.3%
10,949	AES Corp.[1]	115,840
10,706	Calpine Corp.*	160,804
3,661	CMS Energy Corp.[1]	182,684
4,677	FirstEnergy Corp.	159,673
1,873	Ormat Technologies, Inc.[1]	122,775
9,040	Spark Energy, Inc. - Class A1	113,000
		854,776
	Total Common Stocks (Cost $19,266,855)	20,986,494

Principal Amount

	Short-Term Investments – 4.1%
$822,408	UMB Money Market Fiduciary, 0.01%[3]	822,408

	Total Short-Term Investments (Cost $822,408)	822,408

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of November 30, 2017

Value

Total Investments – 108.5% (Cost $20,089,263)	$21,808,902
Liabilities in Excess of Other Assets – (8.5)%	(1,707,006)

Total Net Assets – 100.0%	$20,101,896

Number of Shares

	Securities Sold Short – 102.7%
	Common Stocks – 102.7%
	Basic Materials – 3.4%
(5,453)	CF Industries Holdings, Inc.	(204,324)
(4,637)	Southern Copper Corp.	(194,986)
(3,755)	Universal Stainless & Alloy Products, Inc.*	(79,531)
(2,123)	Westlake Chemical Corp.	(207,905)
		(686,746)
	Communications – 9.6%
(11,438)	8x8, Inc.*	(161,276)
(169)	Amazon.com, Inc.*	(198,871)
(4,147)	CenturyLink, Inc.	(60,508)
(502)	Charter Communications, Inc. - Class A*	(163,757)
(11,075)	Chegg, Inc.*	(168,451)
(1,244)	Cogent Communications Holdings, Inc.	(58,281)
(4,316)	eBay, Inc.*	(149,636)
(7,580)	EW Scripps Co. - Class A*	(114,231)
(2,245)	GrubHub, Inc.*	(151,672)
(1,316)	IAC/InterActiveCorp*	(167,487)
(5,457)	Liberty Media Corp.-Liberty Formula One - Class A*	(189,849)
(20,132)	Vonage Holdings Corp.*	(204,944)
(1,433)	Walt Disney Co.	(150,207)
		(1,939,170)
	Consumer, Cyclical – 14.0%
(1,422)	Adient PLC[2]	(111,286)
(5,184)	American Axle & Manufacturing Holdings, Inc.*	(93,053)
(7,277)	At Home Group, Inc.*	(201,063)
(3,467)	Beazer Homes USA, Inc.*	(73,362)
(1,618)	Casey's General Stores, Inc.	(195,373)
(13,293)	Controladora Vuela Cia de Aviacion S.A.B. de C.V. - ADR* 2	(121,631)
(8,759)	Finish Line, Inc. - Class A	(94,510)
(6,119)	ILG, Inc.	(171,883)
(733)	Madison Square Garden Co.*	(158,804)
(2,843)	MarineMax, Inc.*	(60,698)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Consumer, Cyclical (Continued)
(7,414)	Mattel, Inc.	$(135,305)
(5,288)	MGM Resorts International	(180,427)
(5,200)	Motorcar Parts of America, Inc.*	(135,512)
(3,554)	Penske Automotive Group, Inc.	(171,871)
(1,966)	PriceSmart, Inc.	(168,093)
(5,204)	Shake Shack, Inc.*	(213,884)
(456)	Tesla, Inc.*	(140,836)
(625)	Vail Resorts, Inc.	(140,725)
(744)	Whirlpool Corp.	(125,416)
(2,241)	Winnebago Industries, Inc.	(122,695)
		(2,816,427)
	Consumer, Non-cyclical – 14.5%
(12,087)	Amplify Snack Brands, Inc.*	(70,105)
(12,280)	Cadiz, Inc.*	(168,236)
(3,892)	Exactech, Inc.*	(163,269)
(4,654)	Farmer Brothers Co.*	(159,167)
(1,852)	Global Blood Therapeutics, Inc.*	(73,061)
(3,668)	IHS Markit Ltd.* 2	(163,666)
(1,239)	Incyte Corp.*	(122,649)
(1,817)	Kraft Heinz Co.	(147,849)
(2,058)	Macquarie Infrastructure Corp.	(137,433)
(1,694)	MGP Ingredients, Inc.	(125,949)
(1,052)	Molson Coors Brewing Co. - Class B	(82,161)
(3,048)	Monster Beverage Corp.*	(191,018)
(4,370)	Mylan N.V.* 2	(159,636)
(3,993)	Pacira Pharmaceuticals, Inc.*	(184,477)
(1,292)	Puma Biotechnology, Inc.*	(136,823)
(1,134)	Sage Therapeutics, Inc.*	(104,793)
(12,906)	Team, Inc.*	(177,458)
(1,439)	Universal Health Services, Inc. - Class B	(155,916)
(1,988)	Verisk Analytics, Inc.*	(191,683)
(1,488)	WEX, Inc.*	(191,535)
		(2,906,884)
	Energy – 5.7%
(3,504)	Bonanza Creek Energy, Inc.*	(97,306)
(6,615)	Cheniere Energy Partners LP Holdings LLC	(184,294)
(3,861)	Cheniere Energy, Inc.*	(186,564)
(1,939)	Diamondback Energy, Inc.*	(211,952)
(6,705)	Matrix Service Co.*	(114,655)
(3,171)	ONEOK, Inc.	(164,575)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	ENERGY (Continued)
(6,256)	Resolute Energy Corp.*	$(187,180)
		(1,146,526)
	Financial – 27.8%
(5,266)	Acadia Realty Trust - REIT	(147,606)
(3,304)	Agree Realty Corp. - REIT	(163,350)
(4,106)	Air Lease Corp.	(177,790)
(4,454)	Bank of the Ozarks	(214,772)
(1,575)	Cboe Global Markets, Inc.	(194,402)
(3,030)	Chemical Financial Corp.	(170,862)
(1,081)	Chubb Ltd.[2]	(164,431)
(11,487)	Colony NorthStar, Inc. - Class A - REIT	(140,026)
(7,777)	Columbia Property Trust, Inc. - REIT	(177,082)
(6,743)	eHealth, Inc.*	(154,684)
(4,070)	Financial Engines, Inc.	(113,553)
(3,968)	First Financial Bankshares, Inc.	(188,282)
(8,490)	FNB Corp.	(120,473)
(3,033)	Four Corners Property Trust, Inc. - REIT	(79,161)
(6,125)	GEO Group, Inc. - REIT	(162,557)
(5,778)	Gramercy Property Trust - REIT	(164,789)
(8,241)	Greenhill & Co., Inc.	(167,292)
(1,301)	Howard Hughes Corp.*	(161,324)
(2,864)	Independent Bank Group, Inc.	(197,330)
(3,367)	Interactive Brokers Group, Inc. - Class A	(192,121)
(6,835)	Investment Technology Group, Inc.	(122,962)
(7,474)	Invitation Homes, Inc. - REIT	(176,023)
(4,980)	Janus Henderson Group PLC[2]	(185,605)
(1,889)	Life Storage, Inc. - REIT	(169,651)
(3,173)	Navigators Group, Inc.	(163,409)
(22,222)	New York REIT, Inc. - REIT	(111,999)
(10,035)	NMI Holdings, Inc. - Class A*	(171,097)
(5,233)	OneMain Holdings, Inc.*	(135,064)
(2,680)	Pinnacle Financial Partners, Inc.	(183,982)
(2,989)	ProAssurance Corp.	(184,870)
(4,976)	Rayonier, Inc. - REIT	(156,993)
(2,733)	RLI Corp.	(163,242)
(7,161)	STORE Capital Corp. - REIT	(184,897)
(4,679)	Towne Bank/Portsmouth VA	(156,746)
(6,233)	WisdomTree Investments, Inc.	(71,679)
		(5,590,106)
	Industrial – 13.8%
(6,523)	Axon Enterprise, Inc.*	(162,292)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Industrial (Continued)
(9,803)	Builders FirstSource, Inc.*	$(199,981)
(2,976)	Genesee & Wyoming, Inc. - Class A*	(234,568)
(18,906)	Golden Ocean Group Ltd.* 2	(153,328)
(4,533)	II-VI, Inc.*	(214,864)
(689)	John Bean Technologies Corp.	(82,508)
(2,355)	Johnson Controls International PLC[2]	(88,642)
(1,165)	Kirby Corp.*	(78,405)
(3,438)	Knight-Swift Transportation Holdings, Inc.	(146,734)
(610)	Martin Marietta Materials, Inc.	(127,118)
(2,485)	Masonite International Corp.* 2	(183,020)
(7,653)	Northwest Pipe Co.*	(139,514)
(617)	Old Dominion Freight Line, Inc.	(79,741)
(1,197)	Orbital ATK, Inc.	(157,932)
(977)	RBC Bearings, Inc.*	(130,381)
(1,905)	Stericycle, Inc.*	(126,321)
(7,272)	Stoneridge, Inc.*	(165,947)
(3,090)	Triumph Group, Inc.	(95,481)
(7,353)	Twin Disc, Inc.*	(206,619)
		(2,773,396)
	Technology – 10.5%
(2,300)	Ambarella, Inc.* 2	(124,821)
(12,010)	Asure Software, Inc.*	(172,464)
(3,234)	Axcelis Technologies, Inc.*	(103,488)
(2,878)	Ebix, Inc.	(222,469)
(3,018)	Envestnet, Inc.*	(148,335)
(12,379)	Hewlett Packard Enterprise Co.	(172,687)
(3,601)	Intel Corp.	(161,469)
(2,820)	Lumentum Holdings, Inc.*	(152,421)
(3,331)	Omnicell, Inc.*	(174,544)
(10,733)	PDF Solutions, Inc.*	(194,160)
(4,638)	pdvWireless, Inc.*	(151,431)
(2,094)	Qorvo, Inc.*	(160,358)
(5,460)	Xerox Corp.	(161,944)
		(2,100,591)
	Utilities – 3.4%
(1,886)	Atmos Energy Corp.	(174,059)
(2,831)	Connecticut Water Service, Inc.	(179,230)
(4,570)	South Jersey Industries, Inc.	(154,740)

Zacks Market Neutral Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Utilities (Continued)
(4,565)	York Water Co.	$(169,590)
		(677,619)
	Total Common Stocks (Proceeds $19,313,248)	(20,637,465)

	Total Securities Sold Short (Proceeds $19,313,248)	$(20,637,465)

ADR – American Depository Receipt

LP – Limited Partnership

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	All or a portion of this security is segregated as collateral for securities sold short.
[2]	Foreign security denominated in U.S. Dollars.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

SUMMARY OF INVESTMENTS

As of November 30, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	25.8%
Consumer, Non-cyclical	18.8%
Industrial	15.5%
Consumer, Cyclical	13.4%
Technology	9.3%
Communications	8.7%
Energy	4.7%
Utilities	4.3%
Basic Materials	3.9%
Total Common Stocks	104.4%
Short-Term Investments	4.1%
Total Investments	108.5%
Liabilities in Excess of Other Assets	(8.5)%
Total Net Assets	100.0%

 See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

Schedule of Investments

As of November 30, 2017

Number of Shares		Value

	Common Stocks – 95.1%
	Basic Materials – 4.6%
18,556	Chemours Co.	$953,778
19,485	Ingevity Corp.*	1,550,811
20,788	Innophos Holdings, Inc.	963,108
24,807	Innospec, Inc.	1,771,220
20,668	Koppers Holdings, Inc.*	1,031,333
43,717	Schweitzer-Mauduit International, Inc.	1,979,069
		8,249,319
	Communications – 2.9%
103,599	A10 Networks, Inc.*	830,864
65,611	Extreme Networks, Inc.*	843,101
438,060	Limelight Networks, Inc.*	2,128,972
77,283	TechTarget, Inc.*	1,081,189
22,127	TiVo Corp.	393,861
		5,277,987
	Consumer, Cyclical – 6.4%
46,417	Beazer Homes USA, Inc.*	982,184
80,822	Golden Entertainment, Inc.*	2,773,811
75,902	Marine Products Corp.	1,141,566
15,988	Monarch Casino & Resort, Inc.*	750,317
127,247	Spartan Motors, Inc.	2,029,590
119,613	Taylor Morrison Home Corp. - Class A*	2,889,850
23,948	Triton International Ltd./Bermuda[1]	947,622
		11,514,940
	Consumer, Non-cyclical – 19.1%
50,450	Alarm.com Holdings, Inc.*	2,067,946
71,962	Assembly Biosciences, Inc.*	3,591,623
6,583	Bright Horizons Family Solutions, Inc.*	585,558
26,669	Brink's Co.	2,156,189
66,766	CAI International, Inc.*	2,286,736
40,040	Catalent, Inc.*	1,593,192
47,535	Enzo Biochem, Inc.*	466,318
31,571	Exact Sciences Corp.*	1,877,843
10,926	FibroGen, Inc.*	518,985
10,584	Grand Canyon Education, Inc.*	1,005,057
64,681	Heidrick & Struggles International, Inc.	1,617,025
17,908	Insperity, Inc.	2,111,353
26,698	Inter Parfums, Inc.	1,182,721
107,767	K12, Inc.*	1,782,466
31,977	Magellan Health, Inc.*	2,702,056
36,098	PRA Health Sciences, Inc.*	2,973,392
22,624	Providence Service Corp.*	1,369,657
41,734	SP Plus Corp.*	1,635,973

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
182,734	Strongbridge Biopharma PLC* 1	$1,224,318
53,769	Triple-S Management Corp. - Class B* 1	1,528,115
		34,276,523
	Energy – 1.4%
53,305	Mammoth Energy Services, Inc.*	1,004,799
79,453	TPI Composites, Inc.*	1,504,840
		2,509,639
	Financial – 20.6%
43,765	Ares Commercial Real Estate Corp. - REIT	589,952
50,284	BancFirst Corp.	2,856,131
248,939	CatchMark Timber Trust, Inc. - Class A - REIT	3,283,505
129,261	Charter Financial Corp.	2,388,743
44,437	Eagle Bancorp, Inc.*	2,939,508
44,806	EMC Insurance Group, Inc.	1,389,882
9,123	Employers Holdings, Inc.	447,027
34,484	Essent Group Ltd.* 1	1,525,917
23,485	First Financial Corp.	1,131,977
65,153	First of Long Island Corp.	1,964,363
27,276	Flagstar Bancorp, Inc.*	1,036,761
21,537	Heartland Financial USA, Inc.	1,087,619
108,009	Heritage Commerce Corp.	1,752,986
271,557	Ladder Capital Corp. - REIT	3,706,753
26,227	Marlin Business Services Corp.	625,514
227,801	MGIC Investment Corp.*	3,330,451
63,769	Peoples Bancorp, Inc.	2,159,218
109,682	Pzena Investment Management, Inc. - Class A	1,226,245
67,682	Third Point Reinsurance Ltd.* 1	1,147,210
120,717	United Community Financial Corp.	1,181,819
56,669	Xenia Hotels & Resorts, Inc. - REIT	1,246,151
		37,017,732
	Industrial – 21.8%
9,926	Advanced Energy Industries, Inc.*	744,152
14,950	Applied Industrial Technologies, Inc.	956,053
178,108	AVX Corp.	3,230,879
42,795	Barnes Group, Inc.	2,836,025
29,104	Brady Corp. - Class A	1,137,966
63,622	CTS Corp.	1,733,700
45,792	Electro Scientific Industries, Inc.*	1,095,803
34,666	Gorman-Rupp Co.	1,141,551
96,387	Harsco Corp.*	1,739,785
17,873	Itron, Inc.*	1,151,915
28,277	Kadant, Inc.	2,892,737

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Industrial (Continued)
38,024	Lawson Products, Inc.*	$979,118
59,037	LSI Industries, Inc.	412,669
38,188	Methode Electronics, Inc.	1,798,655
40,250	Moog, Inc. - Class A*	3,385,427
35,341	MSA Safety, Inc.	3,039,326
97,512	Myers Industries, Inc.	2,081,881
10,963	Rogers Corp.*	1,766,139
49,355	Stoneridge, Inc.*	1,126,281
2,407	SYNNEX Corp.	327,833
35,561	TopBuild Corp.*	2,417,792
28,407	Universal Forest Products, Inc.	1,112,418
86,596	Universal Logistics Holdings, Inc.	2,022,017
		39,130,122
	Technology – 14.7%
88,953	Brooks Automation, Inc.	2,214,040
34,448	Cabot Microelectronics Corp.	3,318,031
15,703	CACI International, Inc. - Class A*	2,072,011
98,848	Cohu, Inc.	2,249,780
85,446	Diodes, Inc.*	2,503,568
35,831	Engility Holdings, Inc.*	1,045,907
68,976	Entegris, Inc.	2,089,973
16,245	EPAM Systems, Inc.*	1,647,893
63,407	FormFactor, Inc.*	1,039,875
58,907	Insight Enterprises, Inc.*	2,297,373
68,355	Ribbon Communications, Inc.*	531,118
38,655	Rudolph Technologies, Inc.*	939,317
48,410	Varonis Systems, Inc.*	2,435,023
44,424	Verint Systems, Inc.*	1,943,550
		26,327,459
	Utilities – 3.6%
10,000	ALLETE, Inc.	805,000
26,127	Middlesex Water Co.	1,204,977
27,843	Ormat Technologies, Inc.	1,825,109
40,033	SJW Group	2,727,448
		6,562,534
	Total Common Stocks (Cost $149,754,522)	170,866,255

Zacks Small-Cap Core Fund

Schedule of Investments – Continued

As of November 30, 2017

Principal Amount		Value

	Short-Term Investments – 5.5%
$9,910,790	UMB Money Market Fiduciary, 0.01%[2]	$9,910,790

	Total Short-Term Investments (Cost $9,910,790)	9,910,790

	Total Investments – 100.6% (Cost $159,665,312)	180,777,045
	Liabilities in Excess of Other Assets – (0.6)%	(1,161,591)

	Total Net Assets – 100.0%	$179,615,454

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

SUMMARY OF INVESTMENTS

As of November 30, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrial	21.8%
Financial	20.6%
Consumer, Non-cyclical	19.1%
Technology	14.7%
Consumer, Cyclical	6.4%
Basic Materials	4.6%
Utilities	3.6%
Communications	2.9%
Energy	1.4%
Total Common Stocks	95.1%
Short-Term Investments	5.5%
Total Investments	100.6%
Liabilities in Excess of Other Assets	(0.6)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

Schedule of Investments

As of November 30, 2017

Number of Shares		Value

	Common Stocks – 97.2%
	Basic Materials – 3.7%
4,466	Air Products & Chemicals, Inc.	$728,136
7,152	International Paper Co.	404,875
5,937	LyondellBasell Industries N.V. - Class A1	621,604
		1,754,615
	Communications – 8.0%
27,799	AT&T, Inc.	1,011,328
33,602	Cisco Systems, Inc.	1,253,355
12,955	Thomson Reuters Corp.[1]	570,927
18,623	Verizon Communications, Inc.	947,724
		3,783,334
	Consumer, Cyclical – 7.0%
56,173	Ford Motor Co.	703,286
7,152	Home Depot, Inc.	1,286,073
13,360	Wal-Mart Stores, Inc.	1,298,993
		3,288,352
	Consumer, Non-cyclical – 24.0%
10,661	AbbVie, Inc.	1,033,264
10,796	Altria Group, Inc.	732,293
2,968	Amgen, Inc.	521,359
8,906	Bristol-Myers Squibb Co.	562,770
15,924	Coca-Cola Co.	728,841
4,183	Eli Lilly & Co.	354,049
8,842	Gilead Sciences, Inc.	661,205
9,716	Johnson & Johnson	1,353,730
8,501	KAR Auction Services, Inc.	428,195
5,802	Kimberly-Clark Corp.	694,848
19,376	Merck & Co., Inc.	1,070,912
33,602	Pfizer, Inc.	1,218,408
8,771	Philip Morris International, Inc.	901,220
12,145	Procter & Gamble Co.	1,092,929
		11,354,023
	Energy – 9.3%
6,612	Chevron Corp.	786,762
12,685	Exxon Mobil Corp.	1,056,534
9,581	Marathon Petroleum Corp.	600,058
6,612	Occidental Petroleum Corp.	466,146
6,207	Phillips 66	605,555
7,287	Schlumberger Ltd.[1]	457,988
13,899	Williams Cos., Inc.	403,766
		4,376,809

Zacks Dividend Fund

Schedule of Investments – Continued

As of November 30, 2017

Number of Shares		Value

	Common Stocks (Continued)
	Financial – 28.4%
8,366	Aflac, Inc.	$733,196
6,477	Ameriprise Financial, Inc.	1,057,241
9,986	Arthur J. Gallagher & Co.	657,378
1,754	BlackRock, Inc.	879,087
8,231	Crown Castle International Corp. - REIT	930,103
9,311	HCP, Inc. - REIT	246,183
14,034	Invesco Ltd.[1]	507,610
16,598	JPMorgan Chase & Co.	1,734,823
12,010	Liberty Property Trust - REIT	539,009
10,256	Marsh & McLennan Cos., Inc.	860,786
13,899	MetLife, Inc.	746,098
4,048	PNC Financial Services Group, Inc.	568,987
15,789	Prologis, Inc. - REIT	1,045,705
8,097	Prudential Financial, Inc.	937,957
14,034	U.S. Bancorp	773,975
21,457	Wells Fargo & Co.	1,211,677
		13,429,815
	Industrial – 5.1%
10,930	Eaton Corp. PLC[1]	850,136
5,802	Emerson Electric Co.	376,086
1,619	Lockheed Martin Corp.	516,655
5,532	United Technologies Corp.	671,861
		2,414,738
	Technology – 8.7%
39,405	HP, Inc.	845,237
19,972	Intel Corp.	895,544
2,294	International Business Machines Corp.	353,207
16,463	Microsoft Corp.	1,385,691
9,311	QUALCOMM, Inc.	617,692
		4,097,371
	Utilities – 3.0%
8,366	American Electric Power Co., Inc.	649,452
18,218	Exelon Corp.	759,873
		1,409,325
	Total Common Stocks (Cost $38,462,129)	45,908,382

Zacks Dividend Fund

Schedule of Investments – Continued

As of November 30, 2017

Principal Amount		Value

	Short-Term Investments – 2.8%
$1,305,383	UMB Money Market Fiduciary, 0.01%[2]	$1,305,383

	Total Short-Term Investments (Cost $1,305,383)	1,305,383

	Total Investments – 100.0% (Cost $39,767,512)	47,213,765
	Other Assets in Excess of Liabilities – 0.0%	22,117

	Total Net Assets – 100.0%	$47,235,882

PLC – Public Limited Company

REIT – Real Estate Investment Trust

[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

SUMMARY OF INVESTMENTS

As of November 30, 2017

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Financial	28.4%
Consumer, Non-cyclical	24.0%
Energy	9.3%
Technology	8.7%
Communications	8.0%
Consumer, Cyclical	7.0%
Industrial	5.1%
Basic Materials	3.7%
Utilities	3.0%
Total Common Stocks	97.2%
Short-Term Investments	2.8%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2017

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Assets:
Investments, at value (cost $29,715,112 and $20,089,263, respectively)	$40,814,847	$21,808,902
Cash deposited with broker for securities sold short	-	18,986,903
Receivables:
Fund shares sold	15,000	-
Dividends and interest	85,660	18,255
Prepaid expenses	20,330	14,138
Total assets	40,935,837	40,828,198

Liabilities:
Securities sold short, at value (proceeds $0 and $19,313,248, respectively)	-	20,637,465
Payables:
Dividends on securities sold short and interest expense	-	23,172
Fund shares redeemed	2,008	-
Advisory fees	23,419	1,935
Distribution fees (Note 7)	16,447	2,630
Auditing fees	18,514	17,366
Fund accounting fees	12,833	14,725
Transfer agent fees and expenses	9,645	10,797
Fund administration fees	7,416	8,042
Custody fees	5,720	2,502
Chief Compliance Officer fees	646	342
Trustees' fees and expenses	552	1,381
Trustees' Deferred Compensation (Note 3)	146	145
Accrued other expenses	5,798	5,800
Total liabilities	103,144	20,726,302
Net Assets	$40,832,693	$20,101,896

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$26,560,650	$22,118,479
Accumulated net investment loss	-	(409,505)
Accumulated net realized gain (loss) on investments	3,172,308	(2,002,500)
Net unrealized appreciation (depreciation) on:
Investments	11,099,735	1,719,639
Securities sold short	-	(1,324,217)
Net Assets	$40,832,693	$20,101,896

Maximum Offering Price per Share:
Investor Class Shares:
Net assets applicable to shares outstanding	$28,084,660	$6,307,210
Shares of beneficial interest issued and outstanding	1,047,355	444,631
Offering and redemption price per share	$26.81	$14.19
Class C Shares:
Net assets applicable to shares outstanding	$12,748,033	$-
Shares of beneficial interest issued and outstanding	526,249	-
Offering and redemption price per share[1]	$24.22	$-
Institutional Class Shares:
Net assets applicable to shares outstanding		$13,794,686
Shares of beneficial interest issued and outstanding		1,030,788
Offering and redemption price per share		$13.38

[1]	Class C Shares of the Fund are subject to a Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% of any shares sold during months 13-18.

See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES

As of November 30, 2017

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Assets:
Investments, at value (cost $159,665,312 and $39,767,512, respectively)	$180,777,045	$47,213,765
Receivables:
Investment securities sold	12,530,626	-
Fund shares sold	1,448,252	28,118
Dividends and interest	220,902	140,772
Prepaid expenses	32,862	20,636
Total assets	195,009,687	47,403,291

Liabilities:
Payables:
Investment securities purchased	15,046,068	-
Advisory fees	116,623	18,714
Fund shares redeemed	86,409	67,350
Transfer agent fees and expenses	31,222	8,326
Distribution fees (Note 7)	29,903	9,283
Fund administration fees	24,018	5,729
Auditing fees	17,437	17,983
Fund accounting fees	16,341	8,780
Custody fees	7,909	1,402
Chief Compliance Officer fees	1,434	401
Legal fees	866	2,024
Trustees' fees and expenses	676	721
Trustees' deferred compensation (Note 3)	153	146
Offering costs - Advisor	-	23,081
Accrued other expenses	15,174	3,469
Total liabilities	15,394,233	167,409

Net Assets	$179,615,454	$47,235,882

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$137,689,100	$39,000,358
Accumulated net investment income (loss)	(135,237)	93,737
Accumulated net realized gain on investments	20,949,858	695,534
Net unrealized appreciation on investments	21,111,733	7,446,253
Net Assets	$179,615,454	$47,235,882

Maximum Offering Price per Share:
Investor Class shares:
Net assets applicable to shares outstanding	$152,662,954	$47,007,239
Shares of beneficial interest issued and outstanding	4,686,022	2,262,512
Offering and redemption price per share	$32.58	$20.78
Institutional Class Shares:
Net assets applicable to shares outstanding	$26,952,500	$228,642
Shares of beneficial interest issued and outstanding	818,743	11,002
Offering and redemption price per share	$32.92	$20.78

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2017

	Zacks All-Cap Core Fund	Zacks Market Neutral Fund
Investment Income:
Dividends (net of foreign withholding taxes of $2,500 and $271, respectively)	$761,155	$410,657
Interest	34	115
Total investment income	761,189	410,772

Expenses:
Advisory fees	351,851	265,292
Distribution fees - Class C (Note 7)	136,229	-
Distribution fees - Investor Class (Note 7)	65,501	39,707
Fund accounting fees	49,868	63,552
Fund administration fees	45,104	47,124
Transfer agent fees and expenses	37,171	41,741
Registration fees	32,087	30,493
Custody fees	18,541	13,535
Auditing fees	17,599	17,599
Legal fees	15,701	15,493
Shareholder reporting fees	8,813	6,112
Trustees' fees and expenses	6,173	7,495
Chief Compliance Officer fees	5,306	5,322
Miscellaneous	3,714	7,569
Insurance fees	1,350	1,248
Dividends on securities sold short	-	396,738
Interest expense	-	53,144
Total expenses	795,008	1,012,164
Advisory fees waived	(42,271)	(184,930)
Net expenses	752,737	827,234
Net investment income (loss)	8,452	(416,462)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short:
Net realized gain (loss) on:
Investments	3,199,642	4,612,672
Securities sold short	-	(4,875,633)
Net realized gain (loss)	3,199,642	(262,961)

Net change in unrealized appreciation/depreciation on:
Investments	4,948,720	(1,209,229)
Securities sold short	-	1,186,018
Net change in unrealized appreciation/depreciation	4,948,720	(23,211)
Net realized and unrealized Gain (Loss) on investments and securities sold short	8,148,362	(286,172)

Net Increase (decrease) in Net Assets from Operations	$8,156,814	$(702,634)

See accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS

For the Year Ended November 30, 2017

	Zacks Small-Cap Core Fund	Zacks Dividend Fund
Investment Income:
Dividends (net of foreign withholding taxes of $0 and $1,892, respectively)	$1,485,478	$1,106,789
Interest	353	131
Total investment income	1,485,831	1,106,920

Expenses:
Advisory fees	1,164,257	299,370
Distribution fees - Investor Class (Note 7)	292,153	93,239
Transfer agent fees and expenses	137,196	33,489
Fund administration fees	134,591	41,779
Fund accounting fees	64,610	39,811
Registration fees	48,075	27,849
Custody fees	31,842	10,652
Shareholder reporting fees	30,905	12,434
Auditing fees	17,600	17,599
Legal fees	15,001	24,930
Miscellaneous fees	7,510	6,158
Trustees' fees and expenses	7,495	6,995
Chief Compliance Officer fees	5,322	4,822
Insurance fees	1,598	1,201
Total expenses	1,958,155	620,328
Advisory fees waived	(191,268)	(134,388)
Net expenses	1,766,887	485,940
Net investment income (loss)	(281,056)	620,980

Realized and Unrealized Gain on Investments:
Net realized gain on investments	21,730,742	668,178
Net change in unrealized appreciation/depreciation on investments	4,210,877	4,819,834
Net realized and unrealized gain on investments	25,941,619	5,488,012

Net Increase in Net Assets from Operations	$25,660,563	$6,108,992

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks All-Cap Core Fund

	For the Year Ended	For the Year Ended
	November 30, 2017	November 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$8,452	$139,282
Net realized gain on investments	3,199,642	3,041,844
Net change in unrealized appreciation/depreciation on investments	4,948,720	(2,235,126)
Net increase in net assets resulting from operations	8,156,814	946,000

Distributions to shareholders:
From net investment income:
Investor Class	(44,745)	-
From net realized gains:
Investor Class	(1,878,494)	(2,150,643)
Class C	(1,161,243)	(954,522)
Total distributions to shareholders	(3,084,482)	(3,105,165)

Capital Transactions:
Net proceeds from shares sold:
Investor Class	3,790,537	5,853,189
Class C	1,333,517	2,307,658
Reinvestment of distributions:
Investor Class	1,491,624	1,406,903
Class C	554,562	430,074
Cost of shares redeemed:
Investor Class[1]	(7,567,358)	(18,201,987)
Class C2	(5,673,462)	(3,184,352)
Net decrease in net assets from capital transactions	(6,070,580)	(11,388,515)

Total decrease in net assets	(998,248)	(13,547,680)

Net Assets:
Beginning of period	41,830,941	55,378,621
End of period	$40,832,693	$41,830,941

Accumulated net investment income	$-	$44,740

Capital Share Transactions:
Shares sold:
Investor Class	157,032	260,433
Class C	63,031	113,118
Shares reinvested:
Investor Class	66,650	63,288
Class C	27,238	20,990
Shares redeemed:
Investor Class	(318,328)	(828,954)
Class C	(261,624)	(154,285)
Net decrease in capital share transactions	(266,001)	(525,410)

[1]	Net of redemption fee proceeds of $1,061 and $3,075, respectively.
[2]	Net of redemption fee proceeds of $27 and $362, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Market Neutral Fund

	For the Year Ended	For the Year Ended
	November 30, 2017	November 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(416,462)	$(624,878)
Net realized gain (loss) on investments and securities sold short	(262,961)	1,455,050
Net change in unrealized appreciation/depreciation on investments
and securities sold short	(23,211)	371,722
Net increase (decrease) in net assets resulting from operations	(702,634)	1,201,894

Capital Transactions:
Net proceeds from shares sold:
Investor Class	5,050,309	33,182,861
Institutional Class	14,925,446	802,097
Cost of shares redeemed:
Investor Class[1]	(27,830,466)	(12,727,615)
Institutional Class[2]	(2,830,275)	(192,707)
Net increase (decrease) in net assets from capital transactions	(10,684,986)	21,064,636

Total increase (decrease) in net assets	(11,387,620)	22,266,530

Net Assets:
Beginning of period	31,489,516	9,222,986
End of period	$20,101,896	$31,489,516

Accumulated net investment loss	$(409,505)	$(627,847)

Capital Share Transactions:
Shares sold:
Investor Class	349,182	2,345,163
Institutional Class	1,140,781	59,454
Shares redeemed:
Investor Class	(1,970,992)	(890,850)
Institutional Class	(215,646)	(14,219)
Net increase (decrease) in capital share transactions	(696,675)	1,499,548

[1]	Net of redemption fee proceeds of $2,540 and $5,961, respectively.
[2]	Net of redemption fee proceeds of $3,396 and $0, respectively.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Small-Cap Core Fund

	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment loss	$(281,056)	$(176,181)
Net realized gain on investments	21,730,742	889,258
Net change in unrealized appreciation/depreciation on investments	4,210,877	8,721,697
Net increase in net assets resulting from operations	25,660,563	9,434,774

Distributions to shareholders:
From net realized gains:
Investor Class	(662,338)	-
Institutional Class	(43,269)	-
Total distributions to shareholders	(705,607)	-

Capital Transactions:
Proceeds from shares sold:
Investor Class	90,226,321	37,905,040
Class C4	-	644,147
Institutional Class	20,340,376	5,841,428
Reinvestment of distributions:
Investor Class	626,760	-
Institutional Class	41,259	-
Cost of shares redeemed:
Investor Class[1]	(60,212,026)	(48,165,227)
Class C2, 4	-	(2,436,960)
Institutional Class[3]	(2,989,541)	(2,554,371)
Net increase (decrease) in net assets from capital transactions	48,033,149	(8,765,943)

Total increase in net assets	72,988,105	668,831

Net Assets:
Beginning of period	106,627,349	105,958,518
End of period	$179,615,454	$106,627,349

Accumulated net investment loss	$(135,237)	$(266,320)

Capital Share Transactions:
Shares sold
Investor Class	3,046,678	1,871,203
Class C4	-	28,679
Institutional Class	657,585	242,301
Shares reinvested
Investor Class	22,496	-
Institutional Class	1,469	-
Shares redeemed
Investor Class	(2,104,087)	(2,100,620)
Class C4	-	(330,030)
Institutional Class	(100,176)	(111,655)
Net increase (decrease) in capital share transactions	1,523,965	(400,122)

[1]	Net of redemption fee proceeds of $23,281 and $13,899, respectively.
[2]	Net of redemption fee proceeds of $0 and $5, respectively.
[3]	Net of redemption fee proceeds of $2,016 and $1,983, respectively.
[4]	Class C shares converted into Investor Class shares on October 31, 2016.

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Zacks Dividend Fund
	For the Year Ended November 30, 2017	For the Year Ended November 30, 2016
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$620,980	$402,244
Net realized gain (loss) on investments	668,178	(23,266)
Net change in unrealized appreciation/depreciation on investments	4,819,834	2,506,582
Net increase in net assets resulting from operations	6,108,992	2,885,560

Distributions to shareholders:
From net investment income:
Investor Class	(509,272)	(350,943)
Institutional Class[1]	(1,515)	-
From net realized gains:
Investor Class	-	(96,249)
Institutional Class[1]	-	-
Total distributions to shareholders	(510,787)	(447,192)

Capital Transactions:
Proceeds from shares sold:
Investor Class	22,594,572	19,359,945
Institutional Class[1]	210,142	-
Reinvestment of distributions:
Investor Class	493,206	433,231
Institutional Class[1]	1,345	-
Cost of shares redeemed:
Investor Class[2]	(8,332,848)	(5,356,739)
Institutional Class[1]	-	-
Net increase in net assets from capital transactions	14,966,417	14,436,437

Total increase in net assets	20,564,622	16,874,805

Net Assets:
Beginning of period	26,671,260	9,796,455
End of period	$47,235,882	$26,671,260

Accumulated net investment income	$93,737	$52,616

Capital Share Transactions:
Shares sold
Investor Class	1,183,307	1,190,546
Institutional Class[1]	10,933	-
Shares reinvested
Investor Class	25,681	25,919
Institutional Class[1]	69	-
Shares redeemed
Investor Class	(434,589)	(315,169)
Institutional Class[1]	-	-
Net increase in capital share transactions	785,401	901,296

[1]	Institutional Class shares commenced operations on January 31, 2017.
[2]	Net of redemption fee proceeds of $3,889 and $1,962, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

STATEMENT OF CASH FLOWS

For the Year Ended November 30, 2017

Increase (Decrease) in Cash:
Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(702,634)
Adjustments to reconcile net increase in net assets from operations to net cash from operating activities:
Purchase of investment securities	(35,653,725)
Sale of investment securities	47,481,986
Purchase of short-term investment securities, net	1,687,733
Closed short sale transactions	(49,675,937)
Proceeds from short sale transactions	37,817,045
Decrease in deposits with brokers for short sales	9,506,485
Decrease in dividends and interest receivable	10,543
Increase in prepaid expenses	(5,008)
Increase in dividends on securities sold short and interest expense payable	2,161
Decrease in accrued expenses	(6,629)
Litigation Proceeds	978
Net realized loss on investments	262,961
Net change in unrealized appreciation/depreciation on investments	23,211
Net cash provided by operating activities	10,749,170

Cash flows provided by (used for) financing activities:
Proceeds from shares sold	20,047,299
Payment on shares redeemed	(30,796,469)
Net cash used for financing activities	(10,749,170)

Net Increase/Decrease in Cash	-

Cash:
Beginning balance	-
Ending balance	$-

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2017	2016	2015	2014	2013
Net asset value, beginning of period	$23.50	$23.95	$24.93	$21.90	$17.45
Income from Investment Operations:
Net investment income[1]	0.07	0.12	0.03	0.04	0.04
Net realized and unrealized gain on investments	4.98	0.74	0.45	2.99	4.43
Total from investment operations	5.05	0.86	0.48	3.03	4.47

Less Distributions:
From net investment income	(0.04)	-	-	-	(0.02)
From net realized gain	(1.70)	(1.31)	(1.47)	-	-
Total distributions	(1.74)	(1.31)	(1.47)	-	(0.02)

Redemption fee proceeds[1]	- [2]	- [2]	0.01	- [2]	- [2]

Net asset value, end of period	$26.81	$23.50	$23.95	$24.93	$21.90

Total return[3]	22.93%	3.92%	2.04%	13.84%	25.65%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$28,085	$26,832	$39,453	$29,752	$25,551

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.74%	1.70%	1.68%	1.73%	1.86%
After fees waived and expenses absorbed	1.63%[4]	1.65%	1.65%	1.65%	1.65%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.17%	0.51%	0.10%	0.07%	(0.01%)
After fees waived and expenses absorbed	0.28%	0.56%	0.13%	0.15%	0.20%

Portfolio turnover rate	29%	51%	37%	46%	69%

[1]	Based on average shares outstanding during the period.

[2]	Amount represents less than $0.01 per share.

[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.
[4]	Effective October 1, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.55% of average daily net assets of the Fund. Prior to October 1, 2017, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.65% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Zacks All-Cap Core Fund

FINANCIAL HIGHLIGHTS ― Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2017	2016	2015	2014	2013
Net asset value, beginning of period	$21.50	$22.19	$23.37	$20.69	$16.59
Income from Investment Operations:
Net investment loss[1]	(0.10)	(0.04)	(0.14)	(0.13)	(0.10)
Net realized and unrealized gain on investments	4.52	0.66	0.43	2.81	4.20
Total from investment operations	4.42	0.62	0.29	2.68	4.10

Less Distributions:
From net realized gain	(1.70)	(1.31)	(1.47)	-	-
Total distributions	(1.70)	(1.31)	(1.47)	-	-

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$24.22	$21.50	$22.19	$23.37	$20.69

Total return[3]	22.03%	3.10%	1.28%	12.95%	24.71%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,748	$14,999	$15,926	$13,694	$12,032

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	2.49%	2.45%	2.43%	2.48%	2.61%
After fees waived and expenses absorbed	2.38%[4]	2.40%	2.40%	2.40%	2.40%
Ratio of net investment loss to average net assets:
Before fees waived and expenses absorbed	(0.58%)	(0.24%)	(0.65%)	(0.68%)	(0.76%)
After fees waived and expenses absorbed	(0.47%)	(0.19%)	(0.62%)	(0.60%)	(0.55%)

Portfolio turnover rate	29%	51%	37%	46%	69%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 1.00% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of Contingent Deferred Sales Charge ("CDSC") of 1.00% on any shares sold within 12 months of the date of purchase and 0.50% during months 13-18. If the sales charge was included total returns would be lower.
[4]	Effective October 1, 2017 the Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.30% of average daily net assets of the Fund. Prior to October 1, 2017, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with SEC Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.40% of average daily net assets of the Fund.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

FINANCIAL HIGHLIGHTS ― Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2017	2016	2015	2014	2013
Net asset value, beginning of period	$14.54	$13.78	$13.02	$12.66	$13.69
Income from Investment Operations:
Net investment loss[1]	(0.26)	(0.36)	(0.40)	(0.32)	(0.33)
Net realized and unrealized gain (loss) on investments	(0.09)	1.12	1.16	0.68	(0.70)
Total from investment operations	(0.35)	0.76	0.76	0.36	(1.03)

Redemption fee proceeds[1]	- [2]	-	-	- [2]	- [2]

Net asset value, end of period	$14.19	$14.54	$13.78	$13.02	$12.66

Total return[3]	(2.41%)	5.52%	5.84%	2.84%	(7.52%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$6,307	$30,046	$8,435	$8,540	$13,567

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	4.28%	4.95%	6.79%	5.77%	4.93%
After fees waived and expenses absorbed[4]	3.51%	4.31%	4.65%	4.26%	4.37%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.58%)	(3.13%)	(5.17%)	(4.00%)	(3.06%)
After fees waived and expenses absorbed	(1.81%)	(2.49%)	(3.03%)	(2.49%)	(2.50%)

Portfolio turnover rate	156%	179%	180%	144%	60%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Investor Class shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.86% for the year ended November 30, 2017. For the prior periods, the ratios would have been lowered by 2.67%, 3.00%, 2.61%, and 2.72%, respectively.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund

FINANCIAL HIGHLIGHTS ― Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2017	2016	2015	2014	2013
Net asset value, beginning of period	$13.67	$13.04	$12.42	$12.17	$13.26
Income from Investment Operations:
Net investment loss[1]	(0.21)	(0.42)	(0.48)	(0.40)	(0.41)
Net realized and unrealized gain (loss) on investments	(0.08)	1.05	1.10	0.65	(0.68)
Total from investment operations	(0.29)	0.63	0.62	0.25	(1.09)

Redemption fee proceeds[1]	- [2]	-	-	-	-

Net asset value, end of period	$13.38	$13.67	$13.04	$12.42	$12.17

Total return[2]	(2.12%)	4.83%	4.99%	2.05%	(8.22%)

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$13,795	$1,444	$788	$1,029	$1,893

Ratio of expenses to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed[4]	4.03%	5.60%	7.54%	6.52%	5.68%
After fees waived and expenses absorbed[4]	3.26%	4.96%	5.40%	5.01%	5.12%

Ratio of net investment loss to average net assets (including dividends on securities sold short and interest expense):
Before fees waived and expenses absorbed	(2.33%)	(3.78%)	(5.92%)	(4.75%)	(3.81%)
After fees waived and expenses absorbed	(1.56%)	(3.14%)	(3.78%)	(3.24%)	(3.25%)

Portfolio turnover rate	156%	179%	180%	144%	60%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more. If the sales charge was included total returns would be lower. Effective October 31, 2016 the Fund no longer imposes a sales load for the Institutional Class shares.
[4]	If interest expense and dividends on securities sold short had been excluded, the expense ratios would have been lowered by 1.86% for the year ended November 30, 2017. For the prior periods, the ratios would have been lowered by 2.67%, 3.00%, 2.61%, and 2.72%, respectively.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,

	2017	2016	2015	2014	2013
Net asset value, beginning of period	$26.77	$24.21	$23.47	$23.73	$16.28
Income from Investment Operations:
Net investment income (loss)[1]	(0.07)	(0.04)	(0.06)	(0.02)	- [3]
Net realized and unrealized gain on investments	6.03	2.60	1.88	0.27	7.73
Total from investment operations	5.96	2.56	1.82	0.25	7.73

Less Distributions:
From net investment income	-	-	-	-	(0.24)
From net realized gain	(0.16)	-	(1.08)	(0.51)	(0.05)
Total distributions	(0.16)	-	(1.08)	(0.51)	(0.29)

Redemption fee proceeds[1]	0.01	- [3]	- [3]	- [3]	0.01

Net asset value, end of period	$32.58	$26.77	$24.21	$23.47	$23.73

Total return[2]	22.41%	10.57%	8.00%	1.11%	48.24%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$152,663	$99,615	$95,622	$48,242	$39,560

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.54%	1.68%	1.66%	1.88%	2.27%
After fees waived and expenses absorbed	1.39%	1.43%	1.39%	1.39%	1.39%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.39%)	(0.43%)	(0.53%)	(0.56%)	(0.88%)
After fees waived and expenses absorbed	(0.24%)	(0.18%)	(0.26%)	(0.07%)	0.00%

Portfolio turnover rate	162%	147%	162%	154%	140%

[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[3]	Amount represents less than $0.01 per share.

See accompanying Notes to Financial Statements.

Zacks Small-Cap Core Fund

FINANCIAL HIGHLIGHTS- Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended November 30,			For the Period
				February 28, 2014*
	2017	2016	2015	through November 30, 2014
Net asset value, beginning of period	$26.99	$24.32	$23.50	$23.09
Income from Investment Operations:
Net investment income[1]	-	0.02	-	0.04
Net realized and unrealized gain on investments	6.09	2.63	1.89	0.37
Total from investment operations	6.09	2.65	1.89	0.41

Less Distributions:
From net realized gain	(0.16)	-	(1.08)	-
Total distributions	(0.16)	-	(1.08)	-

Redemption fee proceeds[1]	- [3]	0.02	0.01	-

Net asset value, end of period	$32.92	$26.99	$24.32	$23.50

Total return[2]	22.67%	10.98%	8.34%	1.78%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,953	$7,013	$3,142	$1,131

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.29%	1.39%	1.41%	1.70%[5]
After fees waived and expenses absorbed	1.14%	1.14%	1.14%	1.14%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.14%)	(0.14%)	(0.28%)	(0.32%)[5]
After fees waived and expenses absorbed	0.01%	0.11%	(0.01%)	0.24%[5]

Portfolio turnover rate	162%	147%	162%	154%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Amount represents less than $0.01 per share.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS- Investor Class

Per share operating performance.

For a capital share outstanding throughout each period.

				For the Period
	For the Year Ended November 30,			January 31, 2014*
				through
	2017	2016	2015	November 30, 2014

Net asset value, beginning of period	$17.92	$16.69	$17.17	$15.00
Income from Investment Operations:
Net investment income[1]	0.32	0.35	0.30	0.21
Net realized and unrealized gain (loss) on investments	2.81	1.35	(0.47)	2.05
Total from investment operations	3.13	1.70	(0.17)	2.26

Less Distributions:
From net investment income	(0.27)	(0.31)	(0.28)	(0.09)
From net realized gain	-	(0.16)	(0.03)	-
Total distributions	(0.27)	(0.47)	(0.31)	(0.09)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$20.78	$17.92	$16.69	$17.17

Total return[3]	17.58%	10.50%	(0.92%)	15.06%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$47,007	$26,671	$9,796	$11,363

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.66%	1.95%	2.78%	5.34%[5]
After fees waived and expenses absorbed	1.30%	1.30%	1.30%	1.30%[5]
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	1.30%	1.40%	0.30%	(2.55%)[5]
After fees waived and expenses absorbed	1.66%	2.05%	1.78%	1.49%[5]

Portfolio turnover rate	18%	15%	29%	18%[4]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. These returns include Rule 12b-1 fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Dividend Fund

FINANCIAL HIGHLIGHTS- Institutional Class

Per share operating performance.

For a capital share outstanding throughout the period.

For the Period
January 31, 2017*
through
November 30, 2017
Net asset value, beginning of period	$18.36
Income from Investment Operations:
Net investment income[1]	0.32
Net realized and unrealized gain on investments	2.34
Total from investment operations	2.66

Less Distributions:
From net investment income	(0.24)
Total distributions	(0.24)

Net asset value, end of period	$20.78

Total return[2]	14.57%[3]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$229

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.41%[4]
After fees waived and expenses absorbed	1.05%[4]
Ratio of net investment income to average net assets:
Before fees waived and expenses absorbed	1.60%[4]
After fees waived and expenses absorbed	1.96%[4]

Portfolio turnover rate	18%[3]

*	Commencement of operations.
[1]	Based on average shares outstanding during the period.
[2]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor.
[3]	Not annualized.
[4]	Annualized.

See accompanying Notes to Financial Statements.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS

November 30, 2017

Note 1 – Organization

Zacks All-Cap Core Fund (the “All-Cap Core Fund”), Zacks Market Neutral Fund (the “Market Neutral Fund”), Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”) and Zacks Dividend Fund (the “Dividend Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks All-Cap Core Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares effective October 31, 2016.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk. The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C. The Fund re-designated Class A shares to Investor Class shares and Class C shares to Institutional Class shares effective October 31, 2016.

Zacks Small-Cap Core Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on June 30, 2011. The Fund currently offers two classes of shares: Investor Class and Institutional Class. The outstanding shares of the Fund were renamed Investor Class on December 20, 2013. Class C commenced investment operations on December 31, 2013. Class I commenced investment operations on February 28, 2014. The Fund converted Class C shares into Investor Class shares and re-designated Class I shares to Institutional Class shares effective October 31, 2016.

Zacks Dividend Fund’s primary investment objective is to provide capital appreciation and dividend income. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on January 31, 2014, with one class of shares, Investor Class. Institutional Class shares commenced operations on January 31, 2017.

With regards to the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund, the shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Short Sales

The Zacks Market Neutral Fund may engage in short sales. Short sales are transactions under which the Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Fund also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Fund is subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

In conjunction with the use of short sales, the Fund may be required to maintain collateral in various forms. At November 30, 2017 such collateral is denoted in the Fund’s Schedule of Investments and Statement of Assets and Liabilities. Also in conjunction with the use of short sales, the Fund, when appropriate, utilizes a segregated margin deposit account with the counterparty. At November 30, 2017, these segregated margin deposit accounts are denoted in the Fund’s Statement of Assets and Liabilities.

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017

(d) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended November 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually, except for the Dividend Fund which will distribute net investment income, if any, quarterly. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor. Effective October 1, 2017 (the "Effective Date"), the Advisor has lowered its management fee from 0.90% to 0.80% of the All-Cap Core Fund's average daily net assets. In addition, as of the Effective Date, the Advisor has agreed to reduce the limit on the total annual fund operating expenses from 1.65% and 2.40% to 1.55% and 2.30% of the average daily net assets for the All-Cap Core Fund's Investor Class and Class C shares, respectively. The annual rates are listed by Fund in the table below. The Advisor has contractually agreed to waive its fees and/or pay for operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expense on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed the following levels of each Fund’s average daily net assets. This agreement is in effect until March 31, 2020 and it may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund and by Class:

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017

	Investment Advisory Fees	Investor Class	Total Limit on Annual Operating Expenses Class C	Institutional Class
All-Cap Core Fund	0.80%	1.55%	2.30%	-
Market Neutral Fund	1.10%	1.65%	-	1.40%
Small-Cap Core Fund	0.90%	1.39%	-	1.14%
Dividend Fund	0.80%	1.30%	-	1.05%

For the year ended November 30, 2017, the Advisor waived its fees as follows:

Advisory Fees
All-Cap Core Fund	$42,271
Market Neutral Fund	184,930
Small-Cap Core Fund	191,268
Dividend Fund	134,388
Total	$552,857

Each Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of these amounts no later than November 30, of the years stated below:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
2018	$14,445	$194,602	$207,926	$166,684
2019	21,211	157,445	243,497	128,025
2020	42,271	184,930	191,268	134,388
Total	$77,927	$536,977	$642,691	$429,097

IMST Distributors, LLC serves as the Funds’ distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. For the year ended November 30, 2017, the Funds’ fees accrued for distribution, fund accounting, transfer agent, administration, and custody are reported on the Statements of Operations.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended November 30, 2017, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various Fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested Fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statements of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended November 30, 2017, are reported on the Statements of Operations.

Note 4 – Federal Income Taxes

At November 30, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Cost of investments	$29,742,467	$760,615	$160,159,738	$39,685,472

Gross unrealized appreciation	$11,229,490	$3,482,304	$22,392,955	$8,021,876
Gross unrealized depreciation	(157,110)	(3,071,482)	(1,775,648)	(493,583)
Net unrealized appreciation on investments	$11,072,380	$410,822	$20,617,307	$7,528,293

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2017 permanent differences in book and tax accounting have been reclassified to paid in capital, accumulated net investment income and accumulated net realized gain as follows:

		Accumulated	Accumulated
	Paid-in	Net Investment	Net Realized
	capital	Income/Loss	Gain/Loss

All-Cap Core Fund	$-	$(8,447)	$8,447
Market Neutral Fund	(10,304,918)	634,804	9,670,114
Small-Cap Core Fund	-	412,139	(412,139)
Dividend Fund	-	(69,072)	69,072

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017

As of November 30, 2017, the components of accumulated earnings (deficit) on a tax basis were as follows:

	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund

Undistributed ordinary income	$444,693	$-	$11,075,429	$421,158
Undistributed long-term gains	2,754,970	-	10,233,618	601,378
Tax accumulated earnings	3,199,663	-	21,309,047	1,022,536

Accumulated capital and other losses	$-	$(2,427,405)	$-	$(315,305)
Unrealized appreciation on investments	11,072,380	410,822	20,617,307	7,528,293
Total accumulated earnings (deficit)	$14,272,043	$(2,016,583)	$41,926,354	$8,235,524

The tax character of distributions paid during the fiscal years ended November 30, 2017 and November 30, 2016 were as follows:

	All-Cap Core Fund		Market Neutral Fund

	2017	2016	2017	2016
Distributions paid from:
Ordinary income	$44,745	$-	$-	$-
Long-term capital gains	3,039,737	3,105,165	-	-
Total distributions paid	$3,084,482	$3,105,165	$-	$-

	Small-Cap Core Fund		Dividend Fund

	2017	2016	2017	2016
Distributions paid from:
Ordinary income	$-	$-	$510,787	$350,943
Long-term capital gains	705,607	-	-	96,249
Total distributions paid	$705,607	$-	$510,787	$447,192

At November 30, 2017, the Funds had accumulated capital loss carryforwards as follows:

For losses expiring November 30, 2018	All-Cap Core Fund	Market Neutral Fund	Small-Cap Core Fund	Dividend Fund
	$-	$1,737,635	$-	$-
Not subject to expiration:
Short-term	-	280,265	-	-
Long-term	-	-	-	-
Total	$-	$2,017,900	$-	$-

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. During the year ended November 30, 2017, the Dividend Fund utilized $59,332 of capital loss carryovers. During the year ended November 30, 2017, the Market Neutral Fund had capital loss carryforwards of $9,634,420 expire.

Due to the Regulated Investment Company Modernization Act of 2010 (the "Act"), the Funds are permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of November 30, 2017, the Market Neutral Fund had $409,505 of qualified late-year ordinary losses which are deferred until fiscal year 2018 for tax purposes. Net late-year losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

As of November 30, 2017, the Dividend Fund had $315,305 of post-October losses, which are deferred until fiscal year 2018 for tax purposes. Income losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund's next taxable year.

Note 5 – Redemption Fees

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the year ended November 30, 2017 and the year ended November 30, 2016, redemption fees were as follows:

	November 30, 2017	November 30, 2016
All-Cap Core Fund	$1,088	$3,437
Market Neutral Fund	5,936	5,961
Small-Cap Core Fund	25,297	15,887
Dividend Fund	3,889	1,962

Note 6 – Investment Transactions

For the year ended November 30, 2017, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales	Securities Sold Short	Short Securities Covered
All-Cap Core Fund	$11,468,181	$20,837,458	$-	$-
Market Neutral Fund	35,653,725	47,481,986	37,817,045	49,675,937
Small-Cap Core Fund	241,049,396	202,437,988	-	-
Dividend Fund	21,774,684	6,606,592	-	-

Note 7 – Distribution Plan

The Trust, on behalf of each Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which allows each Fund to pay distribution fees for the sale and distribution of its Class C shares and Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets attributable to Investor Class shares, payable to IMST Distributors, LLC. The Plan provides for the payment of distribution fees at the annual rate of up to 1.00% of average daily net assets attributable to Class C shares, payable to IMST Distributors, LLC. Institutional Class shares do not pay any distribution fees.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017

For the year ended November 30, 2017, the distribution fees incurred for the All-Cap Core Fund, Market Neutral Fund, Small-Cap Core Fund and Dividend Fund are disclosed on the Statements of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2017, in valuing the Funds' assets carried at fair value:

All-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$40,313,617	$-	$-	$40,313,617
Short-Term Investments	501,230	-	-	501,230
Total Investments	$40,814,847	$-	$-	$40,814,847
Market Neutral Fund	Level 1	Level 2*	Level 3*	Total
Assets
Investments
Common Stocks[1]	$20,986,494	$-	$-	$20,986,494
Short-Term Investments	822,408	-	-	822,408
Total Assets	$21,808,902	$-	$-	$21,808,902

Liabilities
Securities Sold Short
Common Stocks[1]	$(20,637,465)	$-	$-	$(20,637,465)
Total Liabilities	$(20,637,465)	$-	$-	$(20,637,465)

Small-Cap Core Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$170,866,255	$-	$-	$170,866,255
Short-Term Investments	9,910,790	-	-	9,910,790
Total Investments	$180,777,045	$-	$-	$180,777,045

Dividend Fund	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$45,908,382	$-	$-	$45,908,382
Short-Term Investments	1,305,383	-	-	1,305,383
Total Investments	$47,213,765	$-	$-	$47,213,765

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Zacks Funds

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2017

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Note 10 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements. Subsequent events for the Zacks Funds are as follows:

The Funds declared the payment of a distribution to be paid, on December 19, 2017, to shareholders of record on December 18, 2017 as follows:

		Long-Term Capital Gain	Short-Term Capital Gain	Income
All-Cap Core Fund	Investor Class	$1.75475	$0.28325	$	None
All-Cap Core Fund	Class C	1.75475	0.28325		None
Small-Cap Core Fund	Investor Class	1.81277	1.96189		None
Small-Cap Core Fund	Institutional Class	1.81277	1.96189		None
Dividend Fund	Investor Class	0.26396	0.14371		0.06763
Dividend Fund	Institutional Class	0.26396	0.14371		0.08041

There were no other events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Zacks Funds and the

Board of Trustees of

Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund (the “Funds”), each a series of Investment Managers Series Trust, including the schedules of investments, as of November 30, 2017, and the related statements of operations and cash flows (with respect for Zacks Market Neutral Fund) for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zacks All-Cap Core Fund, Zacks Market Neutral Fund, Zacks Small-Cap Core Fund and Zacks Dividend Fund as of November 30, 2017, and the results of their operations and cash flows (with respect to Zacks Market Neutral Fund), the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

January 29, 2018

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Long-Term Capital Gains Designation

For the fiscal year ended November 30, 2017, the All-Cap Core and Small-Cap Core Funds designate $3,039,737 and $705,607, respectively, as a 20% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the All-Cap Core and Dividend Funds designate income dividends of 100% as qualified dividend income paid during the fiscal year ended November 30, 2017.

Corporate Dividends Received Deduction

For the fiscal year ended November 30, 2017, 100% of the dividends paid from net investment income qualifies for the dividends received deduction available to corporate shareholders of the All-Cap Core and Dividend Funds.

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (888) 453-4003. The Trustees and officers of the Funds and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees:
Charles H. Miller[a] (born 1947) Trustee	Since November 2007	Retired (2013 – present). Executive Vice President, Client Management and Development, Access Data, a Broadridge company, a provider of technology and services to asset management firms (1997-2012).	4	None.
Ashley Toomey Rabun[a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	Retired (2016 – present). President and Founder, InvestorReach, Inc., a financial services consulting firm (1996 – 2015).	4	Select Sector SPDR Trust, a registered investment company (includes 10 portfolios).
William H. Young[a] (born 1950) Trustee	Since November 2007	Retired (2014 - present). Independent financial services consultant (1996 – 2014). Interim CEO, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2003 – 2006). Senior Vice President, Oppenheimer Management Company (1983 – 1996). Chairman, NICSA, an investment management trade association (1993 – 1996).	4	None.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Independent Trustee:
John P. Zader [a] (born 1961) Trustee	Since November 2007	Retired (June 2014 - present). CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund (December 2006 - June 2014). President, Investment Managers Series Trust (December 2007 - June 2014).	4	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).
Interested Trustee:
Eric M. Banhazlb† (born 1957) Trustee	Since January 2008	Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, the co-administrator for the Fund. Trustee and Vice President, Investment Managers Series Trust (December 2007 – March 2016).	4	Investment Managers Series Trust II, a registered investment company (includes 13 portfolios).
Officers of the Trust:
Maureen Quill[a] (born 1963) President	Since June 2014	President (January 2018 – present), UMB Fund Services, Inc. Chief Operating Officer (June 2014 – January 2018), and Executive Vice President, UMB Fund Services, Inc. (January 2007 – June 2014). Vice President, Investment Managers Series Trust (December 2013 - June 2014).	N/A	N/A
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC.	N/A	N/A
Joy Ausili[b] (born 1966) Vice President, Assistant Secretary and Assistant Treasurer	Since March 2016	Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC. Secretary and Assistant Treasurer, Investment Managers Series Trust (December 2007 – March 2016).	N/A	N/A

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years
Officers of the Trust:
Diane Drake[b] (born 1967) Secretary	Since March 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present). Managing Director and Senior Counsel, BNY Mellon Investment Servicing (US) Inc. (2010 – 2015).	N/A	N/A
Martin Dziura[b] (born 1959) Chief Compliance Officer	Since June 2014	Principal, Dziura Compliance Consulting, LLC (October 2014 – present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 – 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).	N/A	N/A
a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740.

Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.

c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of numerous series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services, nor do they share the same investment advisor with any other series.
†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on September 19-21, 2017, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, LLC (the “Investment Advisor”) for an additional one-year term from when it otherwise would expire, with respect to the following series of the Trust (each a “Fund” and together, the “Funds”):

•	the Zacks All-Cap Core Fund (the “All-Cap Core Fund”),

•	the Zacks Market Neutral Fund (the “Market Neutral Fund”),

•	the Zacks Small-Cap Core Fund (the “Small-Cap Core Fund”), and

•	the Zacks Dividend Fund (the “Dividend Fund”).

In approving renewal of the Advisory Agreement, the Board, including the Independent Trustees, determined that such renewal was in the best interests of each Fund and its shareholders.

Background

In advance of the meeting, the Board received information about the Funds and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the Investment Advisor’s organization and financial condition; information regarding the background, experience and compensation structure of relevant personnel providing services to the Funds; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the profitability of the Investment Advisor’s overall relationship with the Funds; reports comparing the performance of each Fund with returns of its benchmark index and a group of comparable funds selected by Morningstar, Inc. (each a “Peer Group”) from its relevant fund universe (each a “Fund Universe”) for various periods ended June 30, 2017; and reports comparing the investment advisory fees and total expenses of each Fund with those of its Peer Group and Fund Universe. The Board also received a memorandum from legal counsel to the Trust discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed renewal of the Advisory Agreement. In addition, the Board considered information reviewed by the Board during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In renewing the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

The Board considered information included in the meeting materials regarding the performance of each Fund. The materials they reviewed indicated the following:

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

•	The All-Cap Core Fund’s total return for the one-year period was below the Large Blend Fund Universe median return by 3.29%, the Russell 3000 Index return by 4.94%, and the Peer Group median return by 5.99%. The Fund’s annualized total return for the three-year period was below the Fund Universe and Peer Group median returns and the Index return by 0.26%, 0.33%, and 1.92%, respectively. For the five-year period, the Fund’s annualized total return was below the Fund Universe and Peer Group median returns and the Index return by 1.73%, 1.87%, and 2.97%, respectively. The Fund’s annualized total return for the ten-year period was below the Peer Group median return by 0.11%, the Fund Universe median return by 0.49%, and the Index return by 1.69%. The Board noted, however, that the Fund’s total return in each of 2008, 2010, 2011, 2014, 2015, and the first half of 2017 was higher than that of the Fund Universe median. The Board considered the Investment Advisor’s belief that the Fund’s underperformance relative to the Peer Group over the three-, five-, and ten-year periods was due primarily to the underperformance in the years following the 2009 financial crisis. The Board also considered Morningstar’s observation that significant underperformance based on stock selection in 2012 and 2013, relative to the Fund Universe average, continued to negatively affect the Fund’s returns for the longer time periods.

•	The Market Neutral Fund’s annualized total return for the three-year period was above the Citigroup 3-Month U.S. Treasury Bill Index return and the Market Neutral Fund Universe and Peer Group median returns. The Fund’s total return for the one-year period was below the Index return, the Peer Group median return, and the Fund Universe median return by 2.09%, 2.34%, and 5.30%, respectively. For the five-year period, the Fund’s annualized total return was below the Index return by 0.35%, the Peer Group median return by 0.88%, and the Fund Universe median return by 1.23%. The Trustees observed, however, that Morningstar had given the Fund a four-star rating, and that the Fund’s returns were in the top quartile of funds in the Fund Universe and above the returns of the Index in each of 2011, 2014, 2015 and 2016. The Trustees noted the Investment Advisor’s belief that the Fund’s underperformance for the one-year period was due to investors’ sentiment shift after the U.S. presidential election, reversing the capital goods and basic materials sectors’ positive returns to losses, and that the underperformance for the five-year period was due to the Fund’s performance in 2013 and 2017.

•	The Small-Cap Core Fund’s annualized total returns for the one-, three-, and five-year periods were above the median returns of the Peer Group and the Small Blend Fund Universe as well as the returns of the Russell 2000 Index.

•	The Dividend Fund’s annualized total return for the three-year period was above the Peer Group and Large Value Fund Universe median returns, but below the Russell 1000 Value Index return by 0.14%. The Fund’s total return for the one-year period was above the Peer Group median return, but below the Russell Index return by 1.40% and the Fund Universe median return by 3.05%. The Board considered the Investment Advisor’s belief that over the one-year period, economic growth optimism caused by the potential for deregulation, tax reform and favorable fiscal policies created an environment favoring companies and sectors more leveraged to economic growth, to which the Fund was underweight, and that this also led to the Fund’s slight underperformance relative to the Index over the three-year period.

The Board noted its familiarity with the Investment Advisor and considered the overall quality of services provided by the Investment Advisor to the Funds. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the Funds, as well as the qualifications, experience, and responsibilities of the personnel involved in the activities of the Funds. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure. The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the nature, overall quality, and extent of the management and oversight services provided by the Investment Advisor to each Fund were satisfactory.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Advisory Fees and Expense Ratios

With respect to the advisory fees and expenses paid by the Funds, the meeting materials indicated the following:

•	The All-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was above the Peer Group and Large Blend Fund Universe medians by 0.19% and 0.20%, respectively. The Trustees noted the Investment Advisor’s explanation that the Fund has the flexibility to move between capitalization structures and growth and value strategies, which generally requires more work than managing other funds in the Peer Group and Fund Universe, and that the Investment Advisor had agreed at the meeting to reduce its advisory fee by 0.10%. The Trustees also noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.44% and 0.51%, respectively. The Trustees noted that the Investment Advisor had agreed at the meeting to reduce the Fund’s expense limitation by 0.10%. The Trustees also observed that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Peer Group and Fund Universe, and that many of the funds in the Peer Group were managed by investment advisors that managed significantly greater amounts of assets than the Investment Advisor and therefore could provide greater support to their funds in the form of lower expense caps.

•	The Market Neutral Fund’s annual investment advisory fee (gross of fee waivers) was the same as the Market Neutral Fund Universe median, but higher than the Peer Group median by 0.25%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were the same as the Fund Universe median, but above the Peer Group median by 0.20%. The Board noted, however, that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Peer Group.

•	The Small-Cap Core Fund’s annual investment advisory fee (gross of fee waivers) was slightly above the Peer Group median by 0.025%, and above the Small Blend Fund Universe median by 0.05%. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were above the Peer Group and Fund Universe medians by 0.04% and 0.05%, respectively. The Board noted that the Fund’s average net assets were significantly smaller than the average net assets of funds in the Fund Universe.

•	The Dividend Fund’s annual investment advisory fee (gross of fee waivers) was higher than the Peer Group and Large Value Fund Universe medians by 0.075% and 0.135%, respectively. The Trustees noted that the Fund’s advisory fee was within the range of advisory fees that the Investment Advisor charges institutional clients to manage separate accounts with similar objectives and policies as the Fund. The Trustees observed, however, that management of mutual fund assets requires compliance with certain requirements under the 1940 Act that do not apply to the Investment Advisor’s institutional clients. The Trustees considered that the Fund’s advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The annual total expenses paid by the Fund (net of fee waivers) for the Fund’s most recent fiscal year were higher than the Peer Group and Fund Universe medians by 0.10% and 0.25%, respectively. The Trustees noted that the Fund’s average net assets were smaller than the average net assets of funds in the Peer Group, and significantly smaller than the average net assets of funds in the Fund Universe.

The Board and the Independent Trustees concluded that based on the factors they had reviewed, the compensation payable to the Investment Advisor under the Advisory Agreement was fair and reasonable in light of the nature and quality of the services the Investment Advisor provides to the Funds.

Profitability and Economies of Scale

The Board next considered information prepared by the Investment Advisor relating to its costs and profits with respect to each Fund for the year ended June 30, 2017, noting that the Investment Advisor had waived significant portions of its advisory fee with respect to the Market Neutral Fund and the Dividend Fund; had waived portions of its advisory fee with respect to the All-Cap Core Fund and the Small-Cap Core Fund; and did not realize a profit with respect to the Market Neutral Fund and the Dividend Fund. Recognizing the difficulty in evaluating an investment advisor’s profitability with respect to the funds it manages in the context of an advisor with multiple lines of business, and noting that other profitability methodologies might also be reasonable, the Board and the Independent Trustees concluded that the profits of the Investment Advisor from its relationships with the All-Cap Core Fund and the Small-Cap Core Fund were reasonable.

The Board also considered the benefits received by the Investment Advisor and its affiliates as a result of the Investment Advisor’s relationship with the Funds (other than its receipt of investment advisory fees), including research received from broker-dealers providing execution services to the Funds, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, and the intangible benefits of the Investment Advisor’s association with the Funds generally and any favorable publicity arising in connection with the Funds’ performance. The Trustees noted that although there were no advisory fee breakpoints, the asset levels of the Funds were not currently likely to lead to significant economies of scale, and that any such economies would be considered in the future as the assets of the Funds grow.

Zacks Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Conclusions

Based on these and other factors, the Board and the Independent Trustees concluded that renewal of the Advisory Agreement was in the best interests of each Fund and its shareholders and, accordingly, approved renewal of the Advisory Agreement with respect to each Fund.

Zacks Funds

EXPENSE EXAMPLES

For the Six Months Ended November 30, 2017 (Unaudited)

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees of Class C and Investor Class only; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2017 to November 30, 2017.

Actual Expenses

The information in the rows titled “Actual Performance” of the tables below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row for your share class, in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the rows titled “Hypothetical (5% annual return before expenses)” of the tables below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the rows titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Zacks All-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/17	11/30/17	6/1/17–11/30/17
Investor Class	Actual Performance	$1,000.00	$1,118.50	$8.58
	Hypothetical (5% annual return before expenses)	1,000.00	1,016.97	8.17
Class C	Actual Performance	1,000.00	1,114.10	12.54
	Hypothetical (5% annual return before expenses)	1,000.00	1,013.20	11.94

*	Expenses are equal to the Fund’s annualized expense ratio of 1.62% and 2.37% for Investor Class and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds

EXPENSE EXAMPLES - (Continued)

For the Six Months Ended November 30, 2017 (Unaudited)

Zacks Market Neutral Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/17	11/30/17	6/1/17–11/30/17
Investor Class	Actual Performance	$1,000.00	$1,035.00	$18.38
	Hypothetical (5% annual return before expenses)	1,000.00	1,006.27	18.12
Institutional Class	Actual Performance	1,000.00	1,036.40	17.13
	Hypothetical (5% annual return before expenses)	1,000.00	1,008.59	16.90

*	Expenses are equal to the Fund’s annualized expense ratio of 3.60% and 3.35% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Small-Cap Core Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/17	11/30/17	6/1/17–11/30/17
Investor Class	Actual Performance	$1,000.00	$1,152.90	$7.50
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.10	7.03
Institutional Class	Actual Performance	1,000.00	1,154.70	6.16
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.35	5.77

*	Expenses are equal to the Fund’s annualized expense ratios of 1.39% and 1.14% for Investor Class and Institutional Class, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds

EXPENSE EXAMPLES - (Continued)

For the Six Months Ended November 30, 2017 (Unaudited)

Zacks Dividend Fund		Beginning Account Value	Ending Account Value	Expense Paid During Period*
		6/1/17	11/30/17	6/1/17–11/30/17
Investor Class	Actual Performance	$1,000.00	$1,100.90	$6.85
	Hypothetical (5% annual return before expenses)	1,000.00	1,018.55	6.58
Institutional Class	Actual Performance	1,000.00	1,101.60	5.53
	Hypothetical (5% annual return before expenses)	1,000.00	1,019.81	5.31

*	Expenses are equal to the Fund’s annualized expense ratio of 1.30% and 1.05% for Investor Class and Institutional Class shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Zacks Funds

Each a series of Investment Managers Series Trust

Advisor

Zacks Investment Management, Inc.

227 W. Monroe, Suite 4350

Chicago, Illinois 60606

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, Pennsylvania 19103

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 10th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Zacks All-Cap Core Fund – Investor Class	CZOVX	461418 204
Zacks All-Cap Core Fund - Class C	CZOCX	461418 105
Zacks Market Neutral Fund – Investor Class	ZMNVX	461418 709
Zacks Market Neutral Fund – Institutional Class	ZMNIX	461418 808
Zacks Small-Cap Core Fund – Investor Class	ZSCCX	461418 428
Zacks Small-Cap Core Fund – Institutional Class	ZSCIX	46141P 313
Zacks Dividend Fund – Investor Class	ZDIVX	46141P 321
Zacks Dividend Fund – Institutional Class	ZDIIX	46141Q 378

Privacy Principles of the Zacks Funds for Shareholders

The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (888) 453-4003.

Zacks Funds

P.O. Box 2175

Milwaukee, Wisconsin 53201

Toll Free: (888) 453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at (888) 453-4003.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John P. Zader is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2017	FYE 11/30/2016
Audit Fees	$61,800	$59,200
Audit-Related Fees	N/A	N/A
Tax Fees	$11,200	$11,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait Weller applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2017	FYE 11/30/2016
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2017	FYE 11/30/2016
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed November 8, 2016.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/08/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President

Date	2/08/18

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer

Date	2/08/18